OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Components - (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Before Tax Amount
Other Comprehensive Income (Loss)	CAD (29)	CAD 522	CAD (517)
Income Tax Recovery/(Expense)
Other Comprehensive Income (Loss)	(3)	80	346
Net of Tax Amount
Other comprehensive (loss)/income (Note 22)	(32)	602	(171)
Foreign currency translation gains on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	3	798	462
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	0	15	55
Net of Tax Amount
Other comprehensive income (loss), before reclassifications	3	813	517
Other comprehensive income (loss), before reclassifications	3	798	462
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(14)	(505)	(373)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	4	133	97
Net of Tax Amount
Other comprehensive income (loss), before reclassifications	(10)	(372)	(276)
Other comprehensive income (loss), before reclassifications	(14)	(505)	(373)
Cash flow hedge
Before Tax Amount
Other comprehensive income (loss), before reclassifications	44	(92)	(118)
Reclassification from accumulated other comprehensive Income	71	144	(95)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	(14)	35	49
Reclassification from AOCI	(29)	(56)	40
Net of Tax Amount
Other comprehensive income (loss), before reclassifications	30	(57)	(69)
Reclassification from accumulated other comprehensive income	42	88	(55)
Other comprehensive income (loss), before reclassifications	44	(92)	(118)
Pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(38)	74	(146)
Reclassification from accumulated other comprehensive Income	22	41	25
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	12	(23)	44
Reclassification from AOCI	(6)	(9)	(7)
Net of Tax Amount
Other comprehensive income (loss), before reclassifications	(26)	51	(102)
Reclassification from accumulated other comprehensive income	16	32	18
Other comprehensive income (loss), before reclassifications	(38)	74	(146)
Other comprehensive loss on equity investments
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(117)	62	(272)
Income Tax Recovery/(Expense)
Other comprehensive income (loss) before reclassifications	30	(15)	68
Net of Tax Amount
Other comprehensive income (loss), before reclassifications	(87)	47	(204)
Other comprehensive income (loss), before reclassifications	(117)	62	(272)
Accumulated Other Comprehensive Loss
Net of Tax Amount
Other comprehensive income (loss), before reclassifications	(93)	162	(266)
Reclassification from accumulated other comprehensive income	72	134	(35)
Other comprehensive (loss)/income (Note 22)	CAD (21)	CAD 296	CAD (301)